Offerings	Aug. 22, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01531%
Offering Note	(a) In accordance with Rule 456(b) and Rule 457(r) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees. In connection with the securities offered hereby, the Registrant, the Registrant will pay the registration fee subsequently on a pay-as-you-go basis. (b) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. (c) Subject to Note 1 above, such shares of common stock or preferred stock, or subscription rights to purchase shares of common stock, may be sold separately or as units in combination with other securities registered hereunder. (d) Subject to Note 1 above, such shares of common stock may be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01531%
Offering Note	See footnotes 1(a), 1(b), and 1(c).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering Note	See footnotes 1(a), 1(b), and 1(c).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See footnotes 1(a), 1(b). Subject to Note 1 above, such warrants may be sold, from time to time separately or as units in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See footnotes 1(a), 1(b). Subject to Note 1 above, such principal amount of debt may be sold separately or as units in combination with other securities registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See footnotes 1(a), 1(b). Subject to Note 1 above, such units may consist of a combination of any one or more of the securities being registered hereunder and may also include securities issued by third parties, including the U.S. Treasury.